Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw material	$ 287.7	$ 295.5	$ 271.8
Work in progress	225.9	219.9	216.7
Finished products	180.9	184.0	154.8
Inventories	694.5	699.4	643.3
Inventory reserve at beginning of year	(76.1)	(81.6)	(84.8)
Reversal of reserve	5.3	5.1	8.1
Addition to reserve	(22.9)	(17.2)	(16.1)
Write-off against reserve	10.4	16.9	10.2
Translation difference	(0.2)	0.7	1.0
Inventory reserve at end of year	(83.5)	(76.1)	(81.6)
Total inventories, net of reserve	$ 611.0	$ 623.3	$ 561.7